2015 EQUITY INCENTIVE PLAN	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
2015 Stock Incentive Plan
2015 EQUITY INCENTIVE PLAN
NOTE 8 – 2015 EQUITY INCENTIVE PLAN

On October 8, 2015, the Board of Directors of the Company approved the El Capitan Precious Metals, Inc. 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan enables the Board of Directors to grant to employees, directors, and consultants of the Company and its subsidiaries a variety of forms of equity-based compensation, including grants of options to purchase shares of common stock, shares of restricted common stock, restricted stock units, stock appreciation rights, other stock-based awards and performance-based awards. At the time it was adopted, the maximum number of shares of common stock of the Company that could be issued or awarded under the 2015 Plan was 15,000,000 shares. On October 14, 2015, the Company filed Form S-8 Registration Statement No. 333-207399 with the SEC registering the 15,000,000 shares of common stock authorized for issuance pursuant to the 2015 Plan. On December 15, 2015, the Board of Directors of the Company adopted Amendment No. 1 to the 2015 Plan, pursuant to which the number of shares of common stock issuable under the 2015 Plan was increased from 15,000,000 to 23,000,000. On January 14, 2016, the Company filed Form S-8 Registration Statement No. 333-208991 with the SEC registering the additional 8,000,000 shares of common stock authorized for issuance pursuant to the 2015 Plan. Effective April 22, 2016, the Board of Directors of the Company adopted Amendment No. 2 to the 2015 Plan pursuant to which the number of shares of the common stock issuable under the 2015 Plan was increased from 23,000,000 to 28,000,000. On April 27, 2016, the Company filed Form S-8 Registration Statement No. 333-210942 with the SEC registering the additional 5,000,000 shares of common stock authorized for issuance pursuant to the 2015 Plan. Effective August 4, 2016, the Board of Directors of the Company adopted Amendment No. 3 to the 2015 Plan pursuant to which the number of shares of the common stock issuable under the 2015 Plan was increased from 28,000,000 to 50,000,000. On August 8, 2016, the Company filed Form S-8 Registration Statement No. 333- 212972 with the SEC registering the additional 22,000,000 shares of common stock authorized for issuance pursuant to the 2015 Plan. Effective October 31, 2016, the Board of Directors of the Company adopted Amendment No. 4 to the Company’s 2015 Plan pursuant to which the number of shares of the common stock issuable under the 2015 Plan was increased from 50,000,000 to 75,000,000. On November 4, 2016, the Company filed Form S-8 Registration Statement No. 333- 214442 with the SEC registering the additional 25,000,000 shares of common stock authorized for issuance pursuant to the 2015 Plan.

NOTE 11 – 2015 EQUITY INCENTIVE PLAN

On October 8, 2015, the Board of Directors of the Company approved the El Capitan Precious Metals, Inc. 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan enables the Board of Directors to grant to employees, directors, and consultants of the Company and its subsidiaries a variety of forms of equity-based compensation, including grants of options to purchase shares of common stock, shares of restricted common stock, restricted stock units, stock appreciation rights, other stock-based awards and performance-based awards. At the time it was adopted, the maximum number of shares of common stock of the Company that could be issued or awarded under the 2015 Plan was 15,000,000 shares. On October 14, 2015, the Company filed Form S-8 Registration Statement No. 333-207399 with the SEC registering the 15,000,000 shares of common stock authorized for issuance pursuant to the 2015 Plan. On December 15, 2015, the Board of Directors of the Company adopted Amendment No. 1 to the 2015 Plan, pursuant to which the number of shares of common stock issuable under the 2015 Plan was increased from 15,000,000 to 23,000,000. On January 14, 2016, the Company filed Form S-8 Registration Statement No. 333-208991 with the SEC registering the additional 8,000,000 shares of common stock authorized for issuance pursuant to the 2015 Plan. Effective April 22, 2016, the Board of Directors of the Company adopted Amendment No. 2 to the 2015 Plan pursuant to which the number of shares of the common stock issuable under the 2015 Plan was increased from 23,000,000 to 28,000,000. On April 27, 2016, the Company filed Form S-8 Registration Statement No. 333-210942 with the SEC registering the additional 5,000,000 shares of common stock authorized for issuance pursuant to the 2015 Plan. Effective August 4, 2016, the Board of Directors of the Company adopted Amendment No. 3 to the 2015 Plan pursuant to which the number of shares of the common stock issuable under the 2015 Plan was increased from 28,000,000 to 50,000,000. On August 8, 2016, the Company filed Form S-8 Registration Statement No. 333- 212972 with the SEC registering the additional 22,000,000 shares of common stock authorized for issuance pursuant to the 2015 Plan. See Note 13.